Schedule II Genworth Financial, Inc. (Parent Company Only) (Impact of Retrospective Accounting Changes on Balance Sheet II) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Investments in subsidiaries	$ 0	$ 0	$ 0
Total assets	112,075	113,312	112,187
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity	16,222	16,493	15,022
Parent Company
Assets:
Investments in subsidiaries		19,444	18,265
Total assets		21,750	20,308
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity		16,493	15,022
As computed under previous policies
Assets:
Total assets		113,284
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity		16,670
As computed under previous policies | Parent Company
Assets:
Investments in subsidiaries		19,621
Total assets		21,927
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity		16,670
Effect of reserve change
Assets:
Total assets		28	16
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity		(133)	(120)
Effect of reserve change | Parent Company
Assets:
Investments in subsidiaries		(133)	(120)
Total assets		(133)	(120)
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity		(133)	(120)
Effect of premium restatement
Assets:
Total assets		0	0
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity		(44)	(46)
Effect of premium restatement | Parent Company
Assets:
Investments in subsidiaries		(44)	(46)
Total assets		(44)	(46)
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity		$ (44)	$ (46)